Cover	Oct. 12, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	DEFI DEVELOPMENT CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41748
Entity Tax Identification Number	83-2676794
Entity Address, Address Line One	6401 Congress Avenue
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	559-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001805526
Common Stock, par value $0.00001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	DFDV
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock
Trading Symbol	DFDVW
Security Exchange Name	NASDAQ
Variable Rate Series C Perpetual Preferred Stock, par value $0.00001
Document Information [Line Items]
Title of 12(b) Security	Variable Rate Series C Perpetual Preferred Stock, par value $0.00001
Trading Symbol	CHAD
Security Exchange Name	NASDAQ